Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
INCOME TAXES
4. INCOME TAXES
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
Home Inns Hong Kong subsidiaries were subject to Hong Kong profit tax at a rate of 16.5% on their assessable profits. No Hong Kong profit tax has been provided as the Group did not have assessable profit that was earned in or derived from Hong Kong subsidiaries during the years presented.
PRC
The Company’s subsidiaries and its VIE subsidiaries incorporated in the PRC are subject to PRC Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant PRC income tax laws. Effective January 1, 2008, the Company’s subsidiaries and its VIE subsidiaries are subject to the Corporate Income Tax Law of the People’s Republic of China (hereinafter “the new CIT Law”) as approved by the National People’s Congress on March 16, 2007, under which the corporate income tax rate applicable to most of the Group’s PRC entities adjusted from 33% to 25%. Five of the Group’s subsidiaries and VIE subsidiaries enjoyed a preferential income tax rate of 15% before 2008, and the income tax rate applicable to these subsidiaries is phased in at 18%, 20%, 22%, 24% and 25% in a 5 year period from 2008 to 2012.
Additionally, according to the new CIT law, 10% withholding income tax (“WHT”) will be levied on foreign investors for dividends arising from foreign investment enterprises (“FIEs”) profit earned after January 1, 2008. Where FIEs declare dividend beyond out of the cumulative retained earnings as of December 31, 2007, such dividends earned by foreign investors shall be exempt from WHT. For certain jurisdictions that have signed tax treaties with the PRC, the WHT rate is 5%. Hong Kong also has an arrangement with the PRC that limits the WHT to 5%.
Composition of income tax expense
The current and deferred portion of income tax expense included in the consolidated statements of operations for the years ended December 31 is as follows:

	2008	2009	2010
Current income tax expense	83,679	92,009	133,180
Deferred income tax benefit	(55,572)	(29,843)	6,789

Income tax expense	28,107	62,166	139,969

Reconciliation of the differences between statutory tax rate and the effective tax rate
A reconciliation between the statutory CIT rate and the Group’s effective tax rate for the years ended December 31 is as follows:

	2008	2009	2010
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries in the PRC	(5%)	(3%)	(3%)
Permanent difference (issuance cost, loss on change in fair value and interest expenses relating to issuance of convertible notes)	—	—	3%
Permanent difference (non-deductible expenses)	21%	4%	3%
Permanent difference (gain on buy-back of convertible bonds)	(19%)	(5%)	—
CIT refund	(1%)	(2%)	—

Effective CIT rate	21%	19%	28%

Deferred tax assets and liabilities comprised:

	2009	2010
Deferred tax assets, current:
Tax loss carry forwards	4,918	10,668
Deductible temporary differences related to:
-rental expenses	688	1,091
-pre-operating expenses	13,587	5,780
-deferred revenue, current	11,427	14,376
-accruals for customer reward program	3,333	4,351
-others	6,295	6,682
Valuation allowance	(1,330)	(335)

	38,918	42,613

Deferred tax assets, non-current:
Tax loss carry forwards	51,189	32,905
Deductible temporary differences related to:
-rental expenses	53,428	66,246
-pre-operating expenses	28,280	11,560
-deferred revenue, non current	11,292	12,178
-unfavorable lease	2,407	2,180
-Impairment loss of property and equipment	1,369	1,369
-others	—	442
Valuation allowance	(38,339)	(27,962)

	109,626	98,918

Total deferred tax assets	148,544	141,531

Deferred tax liabilities, non-current:
Taxable temporary differences related to unfavorable lease and other temporary differences	11,577	11,552

Total deferred tax liabilities	11,577	11,552

The Group had tax loss carryforward of RMB 174,290 as of December 31, 2010. The Group’s remaining tax loss carryforward will be netted against future taxable income. According to the PRC CIT regulations, the loss incurred during a tax year may be carried forward to the following years and set off against the profits of the following years, but the period shall not exceed a maximum of 5 years. These accumulated tax losses will expire on or before January 1, 2016.
A valuation allowance of RMB 39,669 and RMB 28,297 was provided for the net deferred tax assets of the Group as at December 31, 2009 and 2010, respectively. The valuation allowances were provided on the deferred tax assets to the extent that management believed it was more likely than not that such deferred tax assets would not have been realized in the foreseeable future. Valuation allowances were also provided because it was more likely than not that the Group will not be able to utilize certain tax loss carryforwards generated by certain subsidiaries or VIE subsidiaries. As those entities continue to have accumulated tax losses and tax planning strategies are not available to utilize those tax losses in other group companies, management believes it is more likely than not that such losses will not be utilized before they expire. However, certain valuation allowance was reversed in 2008, 2009 and 2010 when the Group generated sufficient taxable income to utilize the deferred tax assets. If events occur in the future that prevent the Group from realizing some or all of its deferred tax assets, an adjustment to the valuation allowances will be recognized when such events occur. In the PRC, tax loss carryforwards generally expire after five years.